Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Changes in goodwill [abstract]
Summary of Goodwill

	Year ended December 31,
	2022	2023
	RMB’million	RMB’million
At January 1	19,121	19,493
Business combinations	372	49
At December 31	19,493	19,542